Related Party Transactions (Details) - USD ($)							6 Months Ended	9 Months Ended
	Sep. 22, 2025	Aug. 12, 2025	Nov. 04, 2024	Oct. 02, 2024	Jun. 30, 2024	Jun. 25, 2024	Dec. 31, 2024	Sep. 30, 2025
Related Party Transactions [Line Items]
Capital contribution (in Dollars)					$ 25,000		$ (25,000)
Share issued price (in Dollars per share)			$ 10
Percentage of issued and outstanding			25.00%
Restrictions on transfer period of time after business combination completion							1 year	1 year
Repaid of outstanding balance of promissory note (in Dollars)			$ 399,760				$ 399,760
Working capital loan amount (in Dollars)							$ 750,000	$ 2,500,000
Founder shares [Member]
Related Party Transactions [Line Items]
Ownership percentage			25.00%
Business Combination [Member]
Related Party Transactions [Line Items]
Share issued price (in Dollars per share)							$ 10
Threshold period after business combination.							150 days	150 days
Business combination price (in Dollars per share)							$ 10	$ 10
Founder shares [Member]
Related Party Transactions [Line Items]
Share issued price (in Dollars per share)				$ 0.003
Founder shares [Member]
Related Party Transactions [Line Items]
Share issued price (in Dollars per share)				$ 0.003
Sponsor [Member]
Related Party Transactions [Line Items]
Note payable (in Dollars)							$ 750,000	$ 750,000
Sponsor [Member] | Founder shares [Member]
Related Party Transactions [Line Items]
Capital contribution (in Dollars)						$ 25,000
Share issued price (in Dollars per share)						$ 0.004
Issued founder shares				9,583,333		7,187,500
Additional shares issued				2,395,833
Sponsor [Member] | Founder shares [Member]
Related Party Transactions [Line Items]
Capital contribution (in Dollars)						$ 25,000
Share issued price (in Dollars per share)						$ 0.004
Issued founder shares				9,583,333		7,187,500
Additional founder shares				2,395,833
Minimum [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
Trading days							20 days	20 days
Maximum [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
Trading days							30 days	30 days
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Share issued price (in Dollars per share)			$ 10
Class A Ordinary Shares [Member] | Founder shares [Member]
Related Party Transactions [Line Items]
Share issued price (in Dollars per share)								$ 12
Class A Ordinary Shares [Member] | Founder shares [Member]
Related Party Transactions [Line Items]
Share issued price (in Dollars per share)							$ 12
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Shares subject to forfeiture			3,750,000	1,250,000
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares subject to forfeiture			1,250,000
Sponsor [Member]
Related Party Transactions [Line Items]
Sponsor transferred shares	500,000	110,000
Founder shares [Member]
Related Party Transactions [Line Items]
Sponsor transferred shares		610,000
Fair value per share (in Dollars per share)	$ 6.8	$ 3.1
Aggregate amount (in Dollars)	$ 3,400,000	$ 341,000
Private Placement [Member]
Related Party Transactions [Line Items]
Sponsor transferred shares			425,000				425,000
Working capital loan amount (in Dollars)							$ 2,500,000	$ 750,000
Working capital outstanding loans (in Dollars)